CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Consolidated net income	$ 9,086	$ 8,646	$ 11,837
Depreciation and amortization	1,982	1,954	1,443
Stock-based compensation expense	259	354	380
Deferred income taxes	632	1,035	604
Equity (income) loss - net of dividends	(426)	(269)	(671)
Foreign currency adjustments	(130)	7	151
Significant (gains) losses on sales of assets - net	(98)	(220)	(645)
Other significant (gains) losses - net	0	0	(4,713)
Other operating charges	166	214	264
Other items	254	(354)	512
Net change in operating assets and liabilities	(1,080)	(1,893)	370
Net cash provided by operating activities	10,645	9,474	9,532
INVESTING ACTIVITIES
Purchases of short-term investments	(9,590)	(4,057)	(4,579)
Proceeds from disposals of short-term investments	5,622	5,647	4,032
Acquisitions and investments	(1,535)	(977)	(2,511)
Purchases of other investments	(5,266)	(787)	(132)
Proceeds from disposals of bottling companies and other investments	2,189	562	972
Purchases of property, plant and equipment	(2,780)	(2,920)	(2,215)
Proceeds from disposals of property, plant and equipment	143	101	134
Other investing activities	(187)	(93)	(106)
Net cash provided by (used in) investing activities	(11,404)	(2,524)	(4,405)
FINANCING ACTIVITIES
Issuances of debt	42,791	27,495	15,251
Payments of debt	(38,573)	(22,530)	(13,403)
Issuances of stock	1,489	1,569	1,666
Purchases of stock for treasury	(4,559)	(4,513)	(2,961)
Dividends	(4,595)	(4,300)	(4,068)
Other financing activities	100	45	50
Net cash provided by (used in) financing activities	(3,347)	(2,234)	(3,465)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(255)	(430)	(166)
CASH AND CASH EQUIVALENTS
Net increase (decrease) during the year	(4,361)	4,286	1,496
Balance at beginning of year	12,803	8,517	7,021
Balance at end of year	$ 8,442	$ 12,803	$ 8,517